Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Income Tax Expense (Benefit) Using Statutory Rate Compared With Actual Income Tax Expense	Income tax included in continuing operations was as follows:

	Three Months Ended March 31,
($ in Thousands)	2016	2015
Income (Expense) Benefit	$(2,092)	$92
Effective Tax Rate	-3.6%	0.5%

A reconciliation of income tax expense (benefit) using the statutory U.S. income tax rate compared with actual income tax expense is as follows:

($ in Thousands)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Loss from continuing operations before noncontrolling interests and income taxes	$(423,245)	$(74,565)	$(6,538)
Statutory U.S. income tax rate	35.0%	35.0%	35.0%

Tax expense recognized using statutory U.S. income tax rate	$(148,136)	$(26,098)	$(2,288)
State income taxes, net of federal income tax benefit	(20,446)	(3,144)	(805)
Change in estimated future state rates	(212)	(1,015)	(484)
Permanent differences	1,609	970	83
Change in valuation allowances	143,566	2,450	(160)
Other	(608)	(78)	(500)

Total income tax benefit	$(24,227)	$(26,915)	$(4,154)

Effective income tax rate	5.7%	36.1%	63.5%

Income Tax Expense (Benefit) from Continuing Operations

Our income tax expense (benefit) from continuing operations consisted of the following:

	For the Years Ended December 31,
($ in Thousands)	2015	2014	2013
Current:
Federal	$—	$—	$(1,936)
State	—	6	(4,105)
Deferred:
Federal	(20,993)	(23,691)	509
State	(3,234)	(3,230)	1,378

Income Tax Benefit	$(24,227)	$(26,915)	$(4,154)

Components of Deferred Tax Assets (Liabilities)

Deferred tax assets (liabilities) are comprised of the following at December 31, 2015 and 2014:

	For the Years Ended December 31,
($ in Thousands)	2015	2014
Tax effects of temporary differences for:
Current:
Assets:
Asset retirement obligation	$866	$772
Deferred compensation plans	2,028	695
Compensation Accruals	767	2,087
Valuation allowances	(3,478)	(71)
Other	93	68

Total gross current deferred tax assets	276	3,551
Liabilities:
Unrealized gain on derivatives	(12,570)	(11,410)
Other	(238)	(442)

Total gross current deferred tax liabilities	(12,808)	(11,852)

Net total current deferred tax liability	$(12,532)	$(8,301)

Long-Term:
Assets:
Timing differences – tax partnerships	$4,166	$—
Tax basis of oil and gas properties in excess of book basis	8,965	—
Asset retirement obligation	16,965	15,091
Deferred compensation plans	1,083	2,218
Net operating loss carryforward	123,488	73,531
Organization costs	456	525
Deferred revenue	1,098	1,209
Percentage depletion carryforward	2,673	2,155
AMT credits	292	292
Valuation allowances	(144,681)	(4,318)
Other	280	269

Total gross long-term deferred tax assets	14,785	88,817
Liabilities:
Timing differences – tax partnerships	—	(7,135)
Book basis of oil and gas properties in excess of tax basis	—	(73,557)
Unrealized gain on derivatives	(1,574)	(999)
Other	(679)	$(980)

Total gross long-term deferred tax liabilities	(2,253)	(80,516)

Net total long-term deferred tax asset	$12,532	$8,301

(a)	As a result of certain realization requirements of FASB ASC 718, the table of deferred tax assets and liabilities does not include $1.3 million at December 31, 2015 and 2014, of excess tax benefits that arose directly from tax deductions related to stock-based compensation greater than compensation recognized for financial reporting. Total stockholders’ equity will be increased by $1.3 million if and when such excess tax benefits are ultimately realized.

Expirations by Year for Federal and State Net Operating Loss Carryforwards

The following table shows expirations by year for federal and state net operating loss carryforwards (all figures presented are tax effected):

Year of Expiration	Net Operating Loss Carryforwards (in thousands)
2020	$134
2021	175
2022	—
2023	899
2024	—
2025	531
2026	405
2027	1,003
2028	3,333
2029	767
2030	751
2031	19,746
2032	253
2033	19,703
2034	18,670
2035	57,118

Total	123,488